CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 11,083,592	$ 10,747,998
Restricted cash	10,345,825	10,347,015
Accounts receivable:
Accounts receivable, net of allowance for doubtful accounts of $60,699,000 and $29,518,000, respectively	22,716,298	85,958,886
Bills receivable	1,097,025	1,531,772
Advances to suppliers	8,331,149	6,089,210
Amounts due from related parties	508,355	1,212,226
Inventories, net of provision of $1,543,000 and $5,976,000, respectively	15,655,723	16,797,673
Other current assets	10,975,335	8,801,985
Deferred tax assets	498,459	2,297,617
TOTAL CURRENT ASSETS	81,211,761	143,784,382
Deposit for purchase of land use rights	18,237,303	19,085,878
Long-term investments	2,661,385	2,580,096
Property, plant and equipment, net	31,531,027	66,269,320
Land use rights, net	13,222,442	13,122,363
Intangible assets, net	14,307,939	14,416,976
Goodwill	27,719,869	27,622,490
Deferred tax assets	347,264	540,384
TOTAL ASSETS	189,238,990	287,421,889
CURRENT LIABILITIES
Short-term bank loans	58,948,332	50,813,046
Accounts payable	17,857,866	20,289,783
Bills payable	26,549,982	33,686,488
Advances from customers	4,623,283	3,754,442
Accrued payroll and benefits	2,845,977	2,945,323
Amounts due to related parties	900,350	0
Other payables and accrued expenses	12,544,571	6,907,622
Income tax payable	3,720,807	3,660,926
TOTAL CURRENT LIABILITIES	127,991,168	122,057,630
Long-term bank loans	312,547	74,175
Amounts due to related parties	13,129	12,728
Deferred tax liabilities	742,696	1,263,423
TOTAL LIABILITIES	129,059,540	123,407,956
COMMITMENTS AND CONTINGENCIES	0	0
Common stock, par $0.01; shares issued and outstanding at December 31, 2013; 725,000 shares	2,175,000	0
EQUITY
Common stock, par $0.01; authorized capital 100,000,000 shares; shares issued and outstanding 2013: 28, 641,528 shares, 2012: 27,007,608 shares	309,076	286,326
Treasury stock, 2013: 1,225,311 shares, 2012: 584,231 shares	(4,814,775)	(1,011,091)
Additional paid-in capital	115,668,644	101,261,307
Reserve	14,629,369	14,532,587
Retained (deficit) earnings	(113,513,766)	5,804,023
Accumulated other comprehensive income	25,070,226	21,811,064
Total equity of the Company	37,348,774	142,684,216
Non-controlling interest	20,655,676	21,329,717
Total equity	58,004,450	164,013,933
TOTAL LIABILITIES AND EQUITY	$ 189,238,990	$ 287,421,889